Rockefeller New York Municipal Bond ETF

Schedule of Investments

October 31, 2025 (Unaudited)

MUNICIPAL BONDS & NOTES - 102.7%	Interest Rate	Maturity Date	Principal Amount	Value
New York - 96.9%
Broome County Local Development Corp., AG, Call 04/01/30(a)	4.00%	04/01/2050	$500,000	$451,400
Buffalo & Erie County Industrial Land Development Corp., Call 12/01/25(a)	5.00%	07/01/2040	15,000	14,172
Buffalo & Erie County Industrial Land Development Corp., Call 08/01/27(a)	5.00%	08/01/2052	75,000	71,189
Build NYC Resource Corp., Call 12/01/25(a)(b)	5.88%	07/01/2038	110,000	103,617
Build NYC Resource Corp., Call 12/01/25(a)	5.00%	06/01/2043	50,000	50,020
Build NYC Resource Corp., Call 08/01/27(a)(b)	3.63%	08/01/2042	65,000	51,136
Build NYC Resource Corp., Call 06/01/30(a)(b)(d)	5.75%	06/01/2062	200,000	195,468
Build NYC Resource Corp., Call 07/01/32(a)(d)	6.00%	07/01/2060	500,000	503,455
Build NYC Resource Corp., Call 07/01/35(a)	5.50%	07/01/2055	500,000	520,045
Build NYC Resource Corp., Call 12/01/35(a)(b)	5.50%	12/01/2051	250,000	266,259
Chautauqua Tobacco Asset Securitization Corp., Call 12/01/25(a)(b)	5.00%	06/01/2048	50,000	39,110
Clinton County Capital Resource Corp., Call 07/01/34(a)(b)(d)	5.00%	07/01/2046	200,000	207,141
Dobbs Ferry Local Development Corp., Call 12/01/25(a)	5.00%	07/01/2039	100,000	100,062
Erie Tobacco Asset Securitization Corp., Call 12/01/25(b)	5.00%	06/01/2045	100,000	82,703
Hempstead Town Local Development Corp, Call 12/01/25(a)	5.00%	07/01/2029	200,000	200,067
Hempstead Town Local Development Corp., Call 12/01/25	5.00%	10/01/2035	25,000	25,035
Hempstead Town Local Development Corp., Call 12/01/25(a)	5.00%	09/01/2043	85,000	85,031
Hempstead Town Local Development Corp., Call 12/01/25(a)	5.00%	07/01/2044	100,000	100,026
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	5.00%	11/15/2051	695,000	726,236
Metropolitan Transportation Authority, Call 05/15/26(a)	5.25%	11/15/2056	510,000	511,154
Monroe County Industrial Development Corp., Call 12/01/25(a)	5.00%	07/01/2037	510,000	511,920
Monroe County Industrial Development Corp., Call 07/01/34(a)(d)	5.00%	07/01/2054	110,000	98,920
Monroe County Industrial Development Corp., Call 07/01/34(a)(d)	5.00%	07/01/2059	140,000	124,789
Nassau County Tobacco Settlement Corp., Call 11/16/25(a)(b)	5.13%	06/01/2046	100,000	75,594
New York City Housing Development Corp., Call 11/01/32(a)	5.13%	11/01/2055	500,000	515,504
New York City Housing Development Corp., Call 05/01/33(a)	5.20%	11/01/2050	400,000	413,760
New York Convention Center Development Corp., Call 12/01/25(a)	5.00%	11/15/2045	220,000	220,026
New York Counties Tobacco Trust IV, Call 11/16/25(b)	5.00%	06/01/2038	25,000	23,294
New York Counties Tobacco Trust IV, Call 11/16/25(b)	5.00%	06/01/2042	20,000	17,200
New York Counties Tobacco Trust IV, Call 11/16/25(b)	5.00%	06/01/2045	5,000	3,911
New York Counties Tobacco Trust VI, Call 06/01/26(a)	5.00%	06/01/2041	100,000	100,103
New York Counties Tobacco Trust VI, Call 06/01/26(b)	3.75%	06/01/2045	140,000	104,788
New York Liberty Development Corp., Call 11/21/25(a)	5.38%	11/15/2040	500,000	500,096
New York State Dormitory Authority, Call 07/01/35	5.25%	07/01/2054	500,000	538,777
New York State Dormitory Authority, Call 07/01/35(a)	5.25%	07/01/2055	500,000	537,960
New York State Dormitory Authority, Call 07/01/35(a)	5.25%	07/01/2055	500,000	531,853
New York State Dormitory Authority, Call 09/15/35(a)	5.50%	03/15/2053	500,000	546,049
New York State Housing Finance Agency, SONYMA HUD SECT 8, Call 05/01/32(a)	4.88%	11/01/2053	180,000	181,027
New York Transportation Development Corp., AG, Call 12/31/44(a)(g)	0.00%	12/31/2054	200,000	130,219
New York Transportation Development Corp., Call 12/01/25(a)	5.00%	07/01/2041	145,000	145,010
New York Transportation Development Corp., Call 12/01/25(a)	5.25%	01/01/2050	30,000	30,000
New York Transportation Development Corp., Call 10/01/30(a)	5.00%	10/01/2040	100,000	101,592
New York Transportation Development Corp., Call 10/01/30(a)(b)	4.38%	10/01/2045	50,000	46,805
New York Transportation Development Corp., Call 06/30/31(a)	6.00%	06/30/2054	100,000	104,410
New York Transportation Development Corp., Call 06/30/33(a)	5.50%	06/30/2060	500,000	510,877
New York Transportation Development Corp., Call 12/31/34(a)	5.50%	12/31/2060	300,000	306,657
Oneida County Local Development Corp., Call 07/01/29(a)(b)	3.00%	07/01/2044	25,000	16,177
Onondaga Civic Development Corp., Call 12/01/25(a)	5.00%	07/01/2045	40,000	39,998
Onondaga Civic Development Corp., Call 06/01/35(a)	5.50%	12/01/2056	600,000	656,932
Ontario County Local Development Corp., Call 12/01/33(a)(d)	6.50%	12/01/2045	750,000	756,965
Port Authority of New York & New Jersey, Call 01/15/33(a)	5.00%	01/15/2052	500,000	512,363
Saratoga County Capital Resource Corp., Call 07/01/35(a)	5.00%	07/01/2047	500,000	530,394
Suffolk Regional Off-Track Betting Corp., Call 06/01/29(a)(b)	6.00%	12/01/2053	750,000	761,199
New York City Transitional Finance Authority, Call 11/01/35(a)(c)(d)	7.86%	05/01/2050	1,000,000	1,096,640
Tompkins County Development Corp., Call 12/01/25(a)	5.00%	07/01/2034	150,000	150,149
Tompkins County Development Corp., Call 12/01/25(a)	5.00%	07/01/2044	90,000	90,016
Triborough Bridge & Tunnel Authority, Call 05/15/34(a)	5.25%	05/15/2054	750,000	796,193
Westchester County Local Development Corp., Call 07/01/27(a)(d)	5.00%	07/01/2036	510,000	525,200
				16,656,693

Puerto Rico - 5.8%
Children's Trust Fund, 5/3/2017, Call 12/01/25(b)	5.50%	05/15/2039	100,000	101,371
Children's Trust Fund, Call 12/01/25(b)	5.63%	05/15/2043	75,000	76,236
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Call 07/01/28(a)(b)	4.54%	07/01/2053	12,000	10,889
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(e)	0.00%	07/01/2051	625,000	155,187
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(b)	4.78%	07/01/2058	700,000	659,507
				1,003,190

TOTAL MUNICIPAL BONDS & NOTES (Cost $17,290,175)				17,659,883

TOTAL INVESTMENTS - 102.7% (Cost $17,290,175)				$17,659,883
Floating Rate Note Obligations - (4.4)%(i)				(750,000)
Other Assets in Excess of Liabilities - 1.7%				294,036
TOTAL NET ASSETS - 100.0%				$17,203,919

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
SONYMA	State of New York Mortgage Agency

(a)	Sinkable security.
(b)	Fixed coupon bond issued at a discount.
(c)	Adjustable rate security. Rate disclosed is as of October 31, 2025.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933,as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Zero coupon bond issued at a discount.
(f)	Interest appreciation bond issued at a discount.
(g)	Zero coupon bond.
(h)	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(i)	Face value of Floating Rate Notes issued in TOB transactions.